Lease (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease
Operating lease right-of-use asset	$ 90,164		$ 129,683	$ 39,367
Operating lease liability	91,264		130,183	39,367
Current portion	83,998		80,136	39,367
Non-current portion	$ 7,266		$ 50,047	$ 0
Weighted-average remaining lease term - operating leases (year)	1 year 29 days	2 months 1 day	1 year 6 months 29 days	8 months 1 day
Weighted-average discount rate-operating leases	6.50%	5.50%	6.50%	5.50%